LEASES (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Finance lease cost
Operating lease expense	$ 40,008	$ 32,774	$ 145,705	$ 131,096
Interest on lease liabilities	$ 0	6,739	$ 5,368	$ 45,926
Weighted average discount rate, Finance				6.73%
Weighted average remaining lease term (years), Finance				3 years 7 months 28 days
Operating lease cost
Weighted average discount rate, operating	9.02%		9.00%	18.20%
Weighted average remaining lease term (years), operating	2 years 10 months 6 days		3 years 1 month 6 days	1 year 2 months 1 day
Total lease expense	$ 40,008	$ 39,513	$ 151,073	$ 177,022